S000050613 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	111 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.25%	(0.33%)	1.35%
Bloomberg Long U.S. Corporate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	(1.95%)	(1.84%)	2.75%
Hybrid Northern Trust Credit-Scored US Long Corporate Bond IndexSM/Northern Trust US Long Corporate Bond Quality Value IndexSM
Prospectus [Line Items]
Average Annual Return, Percent	[3]	(0.66%)	(0.51%)	3.64%
FlexShares Credit-Scored US Long Corporate Bond Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		(1.00%)	(1.17%)	2.96%
Performance Inception Date				Sep. 23, 2015
FlexShares Credit-Scored US Long Corporate Bond Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.13%)	(3.12%)	1.01%
FlexShares Credit-Scored US Long Corporate Bond Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.59%)	(1.54%)	1.52%

[1]	In connection with new regulatory requirements, the Fund has changed its broad-based securities market benchmark from the Bloomberg Long U.S. Corporate Bond Index to the Bloomberg U.S. Aggregate Bond Index. The Fund will continue to compare its performance to the Bloomberg Long U.S. Corporate Bond Index, which reflects the market segments in which the Fund invests.
[2]	Reflects no deduction for fees, expenses or taxes.
[3]	The hybrid index performance information reflects the performance of the Northern Trust Credit-Scored US Long Corporate Bond IndexSM (Previous Index) through April 30, 2020 and the Northern Trust US Long Corporate Bond Quality Value IndexSM thereafter. The Previous Index terminated as of May 1, 2020.